Shareholder Report	12 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Jensen Quality Growth ETF
Shareholder Report [Line Items]
Fund Name	Jensen Quality Growth ETF
Class Name	Jensen Quality Growth ETF
Trading Symbol	JGRW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Quality Growth ETF (the “Fund”) for the period of August 12, 2024 (commencement of operations) to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.jenseninvestment.com/etf/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	http://www.jenseninvestment.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Jensen Quality Growth ETF	$47	0.57%
[1]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the time since inception on August 12, 2024 and ended May 31, 2025, relative performance for the Jensen Quality Growth ETF was aided by underweight positions in the Energy and Real Estate sectors. Stock selection benefited relative Fund performance in the Health Care sector. Relative performance was hindered by the Fund’s overweight position in the Information Technology, Industrials, Health Care, and Materials sectors and underweight positions in the Financials, Consumer Staples, Consumer Discretionary, Communications Services, and Utilities sectors. Stock selection detracted from relative performance in the Information Technology, Industrials, Financials, Consumer Staples, Consumer Discretionary, Communication Services, and Utilities sectors.
During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 51.90% of portfolio assets compared to 31.59% of the S&P 500 Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the period, which we believe were driven by increased investor appetite for risk despite increased geopolitical and trade policy uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/12/2024)
Jensen Quality Growth ETF NAV	5.56
S&P 500 TR Index	11.83

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://jenseninvestment.com/etf/ for more recent performance information.
Net Assets	$ 66,509,335
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 287,809
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$66,509,335
Number of Holdings	28
Net Advisory Fee	$287,809
Portfolio Turnover	17%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	8.7%
Intuit, Inc.	7.3%
Marsh & McLennan Cos., Inc.	6.9%
Stryker Corp.	6.4%
Apple, Inc.	5.4%
Alphabet, Inc.	5.3%
Accenture PLC	5.2%
Mastercard, Inc.	4.6%
KLA Corp.	4.0%
Automatic Data Processing, Inc.	3.9%

Updated Prospectus Web Address	http://www.jenseninvestment.com/etf/
Class I
Shareholder Report [Line Items]
Fund Name	Jensen Global Quality Growth Fund
Class Name	Class I
Trading Symbol	JGQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Global Quality Growth Fund (the “Fund”) for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.02%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve-months ended May 31, 2025, relative performance for the Jensen Global Quality Growth Fund was aided by overweight positions in the Consumer Discretionary and Information Technology sectors and underweights in the Energy, Materials, and Real Estate sectors. Stock selection benefited relative Fund performance in the Consumer Discretionary, Information Technology, and Financials sectors. Relative performance was hindered by the Fund’s overweight position in the Consumer Staples and Industrials sectors and underweight positions in the Financials, Communications Services, Utilities, and Healthcare sectors. Stock selection detracted from relative performance in the Communication Services, Consumer Staples, Industrials, Health Care, and Materials sectors.
During the year, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 52.87% of portfolio assets compared to 31.79% of the ACWI Net Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the year, which we believe were driven by increased investor appetite for risk despite increased geopolitical and trade policy uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/15/2020)
Class I	11.09	10.89	12.30
MSCI ACWI Net Total Return Index (USD)	13.65	13.37	14.99

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 65,301,244
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 325,009
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$65,301,244
Number of Holdings	37
Net Advisory Fee	$325,009
Portfolio Turnover	23%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	7.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Aon PLC	5.0%
Compass Group PLC	4.7%
Amadeus IT Group SA	4.5%
Alphabet, Inc.	4.5%
SAP SE	4.2%
Hermes International SCA	4.1%
ASML Holding NV	3.3%
Accenture PLC	3.2%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class J
Shareholder Report [Line Items]
Fund Name	Jensen Global Quality Growth Fund
Class Name	Class J
Trading Symbol	JGQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Global Quality Growth Fund (the “Fund”) for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve-months ended May 31, 2025, relative performance for the Jensen Global Quality Growth Fund was aided by overweight positions in the Consumer Discretionary and Information Technology sectors and underweights in the Energy, Materials, and Real Estate sectors. Stock selection benefited relative Fund performance in the Consumer Discretionary, Information Technology, and Financials sectors. Relative performance was hindered by the Fund’s overweight position in the Consumer Staples and Industrials sectors and underweight positions in the Financials, Communications Services, Utilities, and Healthcare sectors. Stock selection detracted from relative performance in the Communication Services, Consumer Staples, Industrials, Health Care, and Materials sectors.
During the year, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 52.87% of portfolio assets compared to 31.79% of the ACWI Net Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the year, which we believe were driven by increased investor appetite for risk despite increased geopolitical and trade policy uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/15/2020)
Class J	10.77	10.63	12.04
MSCI ACWI Net Total Return Index (USD)	13.65	13.37	14.99

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 65,301,244
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 325,009
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$65,301,244
Number of Holdings	37
Net Advisory Fee	$325,009
Portfolio Turnover	23%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	7.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Aon PLC	5.0%
Compass Group PLC	4.7%
Amadeus IT Group SA	4.5%
Alphabet, Inc.	4.5%
SAP SE	4.2%
Hermes International SCA	4.1%
ASML Holding NV	3.3%
Accenture PLC	3.2%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class Y
Shareholder Report [Line Items]
Fund Name	Jensen Global Quality Growth Fund
Class Name	Class Y
Trading Symbol	JGQYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Global Quality Growth Fund (the “Fund”) for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve-months ended May 31, 2025, relative performance for the Jensen Global Quality Growth Fund was aided by overweight positions in the Consumer Discretionary and Information Technology sectors and underweights in the Energy, Materials, and Real Estate sectors. Stock selection benefited relative Fund performance in the Consumer Discretionary, Information Technology, and Financials sectors. Relative performance was hindered by the Fund’s overweight position in the Consumer Staples and Industrials sectors and underweight positions in the Financials, Communications Services, Utilities, and Healthcare sectors. Stock selection detracted from relative performance in the Communication Services, Consumer Staples, Industrials, Health Care, and Materials sectors.
During the year, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings and Dividend Quality Rankings. The Fund’s allocation to the highest-quality companies — those rated A+, A and A- — averaged 52.87% of portfolio assets compared to 31.79% of the ACWI Net Total Return Index. This significant overweight to quality detracted from the Fund’s relative returns during the year, which we believe were driven by increased investor appetite for risk despite increased geopolitical and trade policy uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/15/2020)
Class Y	11.04	10.91	12.32
MSCI ACWI Net Total Return Index (USD)	13.65	13.37	14.99

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 65,301,244
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 325,009
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$65,301,244
Number of Holdings	37
Net Advisory Fee	$325,009
Portfolio Turnover	23%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	7.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Aon PLC	5.0%
Compass Group PLC	4.7%
Amadeus IT Group SA	4.5%
Alphabet, Inc.	4.5%
SAP SE	4.2%
Hermes International SCA	4.1%
ASML Holding NV	3.3%
Accenture PLC	3.2%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class I
Shareholder Report [Line Items]
Fund Name	Jensen Quality Mid Cap Fund
Class Name	Class I
Trading Symbol	JNVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Quality Mid Cap Fund (the “Fund”) for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, the Fund’s performance relative to the Russell Midcap Total Return Index (Index) was hindered by overweight positions in the Consumer Staples, Health Care, and Consumer Discretionary sectors, underweight positions in the Financials, Utilities, and Information Technology sectors, and specific companies in the Consumer Discretionary, Information Technology, Industrials, and Financials sectors. Relative performance was aided by underweight positions in the Energy sector and specific companies in the Health Care, Materials, and Consumer Staples sectors.
During the year, we believe concerns about the 2024 election and how the Trump administration’s tariff policies could potentially impact economic growth, inflation, consumer spending, and corporate profits significantly impacted Index returns and the Fund’s relative performance. For much of the period, higher quality stocks outperformed due to this heightened uncertainty. After the Trump administration announced the tariff pause on April 9, 2025, the equity markets rallied sharply and higher quality stocks underperformed, resulting in the Fund’s performance falling short of the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	3.35	11.83	8.29
Russell 3000 Total Return Index	13.12	15.34	12.21
Russell Midcap Total Return Index	10.32	12.69	9.26

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 153,911,994
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 1,125,301
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$153,911,994
Number of Holdings	35
Net Advisory Fee	$1,125,301
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 Issuers	(%)
Labcorp Holdings, Inc.	4.6%
Broadridge Financial Solutions, Inc.	4.5%
Encompass Health Corp.	4.5%
Equifax, Inc.	4.4%
Veeva Systems, Inc.	4.2%
Crown Holdings, Inc.	3.8%
IDEXX Laboratories, Inc.	3.8%
Copart, Inc.	3.7%
Genpact Ltd.	3.6%
Keysight Technologies, Inc.	3.6%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class J
Shareholder Report [Line Items]
Fund Name	Jensen Quality Mid Cap Fund
Class Name	Class J
Trading Symbol	JNVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Quality Mid Cap Fund (the “Fund”) for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, the Fund’s performance relative to the Russell Midcap Total Return Index (Index) was hindered by overweight positions in the Consumer Staples, Health Care, and Consumer Discretionary sectors, underweight positions in the Financials, Utilities, and Information Technology sectors, and specific companies in the Consumer Discretionary, Information Technology, Industrials, and Financials sectors. Relative performance was aided by underweight positions in the Energy sector and specific companies in the Health Care, Materials, and Consumer Staples sectors.
During the year, we believe concerns about the 2024 election and how the Trump administration’s tariff policies could potentially impact economic growth, inflation, consumer spending, and corporate profits significantly impacted Index returns and the Fund’s relative performance. For much of the period, higher quality stocks outperformed due to this heightened uncertainty. After the Trump administration announced the tariff pause on April 9, 2025, the equity markets rallied sharply and higher quality stocks underperformed, resulting in the Fund’s performance falling short of the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class J	3.16	11.56	8.06
Russell 3000 Total Return Index	13.12	15.34	12.21
Russell Midcap Total Return Index	10.32	12.69	9.26

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 153,911,994
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 1,125,301
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$153,911,994
Number of Holdings	35
Net Advisory Fee	$1,125,301
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 Issuers	(%)
Labcorp Holdings, Inc.	4.6%
Broadridge Financial Solutions, Inc.	4.5%
Encompass Health Corp.	4.5%
Equifax, Inc.	4.4%
Veeva Systems, Inc.	4.2%
Crown Holdings, Inc.	3.8%
IDEXX Laboratories, Inc.	3.8%
Copart, Inc.	3.7%
Genpact Ltd.	3.6%
Keysight Technologies, Inc.	3.6%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/
Class Y
Shareholder Report [Line Items]
Fund Name	Jensen Quality Mid Cap Fund
Class Name	Class Y
Trading Symbol	JNVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jensen Quality Mid Cap Fund (the “Fund”) for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.jenseninvestment.com/reg-docs/. You can also request this information by contacting us at 1-800-992-4144.
Additional Information Phone Number	1-800-992-4144
Additional Information Website	https://www.jenseninvestment.com/reg-docs/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM OVER THE LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, the Fund’s performance relative to the Russell Midcap Total Return Index (Index) was hindered by overweight positions in the Consumer Staples, Health Care, and Consumer Discretionary sectors, underweight positions in the Financials, Utilities, and Information Technology sectors, and specific companies in the Consumer Discretionary, Information Technology, Industrials, and Financials sectors. Relative performance was aided by underweight positions in the Energy sector and specific companies in the Health Care, Materials, and Consumer Staples sectors.
During the year, we believe concerns about the 2024 election and how the Trump administration’s tariff policies could potentially impact economic growth, inflation, consumer spending, and corporate profits significantly impacted Index returns and the Fund’s relative performance. For much of the period, higher quality stocks outperformed due to this heightened uncertainty. After the Trump Administration announced the tariff pause on April 9, 2025, the equity markets rallied sharply and higher quality stocks underperformed, resulting in the Fund’s performance falling short of the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/15/2020)
Class Y	3.43	11.84	8.99
Russell 3000 Total Return Index	13.12	15.34	12.57
Russell Midcap Total Return Index	10.32	12.69	9.10

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.jenseninvestment.com/reg-docs/ for more recent performance information.
Net Assets	$ 153,911,994
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 1,125,301
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$153,911,994
Number of Holdings	35
Net Advisory Fee	$1,125,301
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 Issuers	(%)
Labcorp Holdings, Inc.	4.6%
Broadridge Financial Solutions, Inc.	4.5%
Encompass Health Corp.	4.5%
Equifax, Inc.	4.4%
Veeva Systems, Inc.	4.2%
Crown Holdings, Inc.	3.8%
IDEXX Laboratories, Inc.	3.8%
Copart, Inc.	3.7%
Genpact Ltd.	3.6%
Keysight Technologies, Inc.	3.6%

Updated Prospectus Web Address	https://www.jenseninvestment.com/reg-docs/

[1]
*	Costs included are for the period August 12, 2024 (commencement of operations) through May 31, 2025. Costs would be higher if the full fiscal year was included.